EQUITY - Equity Components (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 5,259	$ 5,568	$ 5,279	$ 5,141
Share capital
Balance	175	177	177	177
Share premium
Balance	615	614	612	610
Capital redemption reserve
Balance	20	18	18	18
Treasury shares
Balance	(118)	(120)	(157)	$ (189)
Retained earnings and other reserves
Balance	$ 4,567	$ 4,879	$ 4,629